Schedule of Investments (unaudited) June 30, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
BHP Group Ltd.	471,345	$11,624,342
BHP Group PLC	337,938	6,908,053
Fortescue Metals Group Ltd.	271,411	2,588,100
James Hardie Industries PLC	70,905	1,343,474
Newcrest Mining Ltd.	129,073	2,801,969
Rio Tinto Ltd.	59,427	4,008,081
South32 Ltd.	773,912	1,086,990

		30,361,009

Belgium — 0.8%
Solvay SA	11,725	938,418
Umicore SA	31,934	1,503,172

		2,441,590

Brazil — 1.8%
Vale SA, ADR	507,319	5,230,459

Canada — 8.9%
Agnico Eagle Mines Ltd.	38,557	2,460,910
Barrick Gold Corp.	284,479	7,629,969
CCL Industries Inc., Class B, NVS	23,278	749,955
First Quantum Minerals Ltd.	110,306	876,293
Franco-Nevada Corp.	30,407	4,233,985
Kinross Gold Corp.(a)	201,217	1,447,817
Kirkland Lake Gold Ltd.	41,173	1,689,846
Nutrien Ltd.	91,157	2,919,433
Teck Resources Ltd., Class B	74,364	776,400
Wheaton Precious Metals Corp.	71,774	3,146,568

		25,931,176

Chile — 0.3%
Empresas CMPC SA	182,426	362,807
Sociedad Quimica y Minera de Chile SA, ADR	17,583	458,389

		821,196

Denmark — 1.2%
Chr Hansen Holding A/S	16,455	1,696,098
Novozymes A/S, Class B	33,235	1,920,693

		3,616,791

Finland — 1.3%
Stora Enso OYJ, Class R	97,475	1,163,762
UPM-Kymmene OYJ	85,261	2,462,970

		3,626,732

France — 4.1%
Air Liquide SA	75,368	10,869,005
Arkema SA	11,481	1,097,871

		11,966,876

Germany — 4.8%
BASF SE	146,959	8,233,043
Covestro AG(a)(b)	27,051	1,028,442
HeidelbergCement AG	23,449	1,252,049
LANXESS AG	13,335	703,330
Symrise AG	20,369	2,367,815
thyssenkrupp AG(a)(c)	64,455	457,087

		14,041,766

Ireland — 8.1%
CRH PLC	126,520	4,334,079
Linde PLC	84,031	17,823,815
Smurfit Kappa Group PLC	37,882	1,266,204

		23,424,098

Security	Shares	Value

Japan — 7.4%
Asahi Kasei Corp.	222,600	$1,806,633
JFE Holdings Inc.	91,700	656,184
Kuraray Co. Ltd.	56,700	591,254
Mitsubishi Chemical Holdings Corp.	226,100	1,314,874
Mitsui Chemicals Inc.	31,300	651,908
Nippon Paint Holdings Co. Ltd.	31,900	2,318,172
Nippon Steel Corp.	152,229	1,430,079
Nitto Denko Corp.	25,400	1,436,159
Oji Holdings Corp.	162,400	754,159
Shin-Etsu Chemical Co. Ltd.	61,300	7,156,449
Sumitomo Chemical Co. Ltd.	263,700	787,055
Sumitomo Metal Mining Co. Ltd.	43,800	1,221,617
Toray Industries Inc.	261,900	1,231,999

		21,356,542

Mexico — 0.6%
Cemex SAB de CV, CPO, NVS	2,411,184	676,179
Grupo Mexico SAB de CV, Series B	509,700	1,178,573

		1,854,752

Netherlands — 2.8%
Akzo Nobel NV	30,815	2,759,791
ArcelorMittal SA(a)	114,490	1,204,883
Koninklijke DSM NV	29,044	4,018,879

		7,983,553

Norway — 0.5%
Norsk Hydro ASA(a)	218,085	600,655
Yara International ASA	28,171	975,049

		1,575,704

Peru — 0.2%
Southern Copper Corp.	13,615	541,469

South Korea — 1.6%
LG Chem Ltd.	7,577	3,089,761
POSCO	11,278	1,631,435

		4,721,196

Sweden — 0.7%
Boliden AB	43,877	998,419
Svenska Cellulosa AB SCA, Class B(a)	97,082	1,154,566

		2,152,985

Switzerland — 4.6%
Clariant AG, Registered(a)	39,415	774,115
Givaudan SA, Registered	1,271	4,732,297
LafargeHolcim Ltd., Registered	77,704	3,404,035
Sika AG, Registered	22,693	4,367,124

		13,277,571

Taiwan — 2.0%
Formosa Chemicals & Fibre Corp.	647,100	1,660,271
Formosa Plastics Corp.	701,720	2,083,434
Nan Ya Plastics Corp.	898,940	1,968,226

		5,711,931

United Kingdom — 8.5%
Amcor PLC(a)	252,403	2,577,035
Anglo American PLC	218,104	5,037,835
Croda International PLC	21,065	1,368,028
DS Smith PLC	219,690	890,895
Glencore PLC	1,751,615	3,705,709
Johnson Matthey PLC	31,934	827,822
Mondi PLC	77,631	1,448,885

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	156,719	$8,808,778

		24,664,987

United States — 28.7%
Air Products & Chemicals Inc.	35,337	8,532,472
Albemarle Corp.	16,978	1,310,871
Avery Dennison Corp.	13,328	1,520,592
Ball Corp.(c)	52,207	3,627,865
Celanese Corp.	18,872	1,629,408
CF Industries Holdings Inc.	34,439	969,113
Corteva Inc.(a)	119,509	3,201,646
Dow Inc.(a)	118,531	4,831,324
DuPont de Nemours Inc.	117,410	6,237,993
Eastman Chemical Co.	21,754	1,514,949
Ecolab Inc.(c)	39,568	7,872,054
FMC Corp.	20,746	2,066,717
Freeport-McMoRan Inc.	231,869	2,682,724
International Flavors & Fragrances Inc.	17,096	2,093,576
International Paper Co.	62,766	2,209,991
LyondellBasell Industries NV, Class A	41,186	2,706,744
Martin Marietta Materials Inc.	9,965	2,058,470
Mosaic Co. (The)	55,615	695,744
Newmont Corp.	128,416	7,928,404
Nucor Corp.	48,203	1,996,086
Packaging Corp. of America	15,146	1,511,571
PPG Industries Inc.	37,748	4,003,553
Sealed Air Corp.	24,870	816,980
Sherwin-Williams Co. (The)	12,930	7,471,600
Vulcan Materials Co.	21,233	2,459,843
Westrock Co.	41,401	1,169,992

		83,120,282

Total Common Stocks — 99.4% (Cost: $350,639,544)		288,422,665

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	168,249	498,017

Total Preferred Stocks — 0.2% (Cost: $1,442,264)		498,017

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	4,313,227	4,318,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	170,000	170,000

		4,488,835

Total Short-Term Investments — 1.6% (Cost: $4,488,835)		4,488,835

Total Investments in Securities — 101.2% (Cost: $356,570,643)		293,409,517

Other Assets, Less Liabilities — (1.2)%		(3,366,972)

Net Assets — 100.0%		$290,042,545

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Materials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,089,316	3,223,911	4,313,227	$4,318,835	$4,062	(b)	$1,480		$(327)
BlackRock Cash Funds: Treasury, SL Agency Shares	227,000	(57,000)	170,000	170,000	127		—		—

				$4,488,835	$4,189		$1,480		$(327)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	4	09/18/20	$304	$(3,373)
MSCI Emerging Markets E-Mini Index	5	09/18/20	246	(558)
S&P 500 E-Mini Index	2	09/18/20	309	1,743

				$(2,188)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$288,422,665	$—	$—	$288,422,665
Preferred Stocks	498,017	—	—	498,017
Money Market Funds	4,488,835	—	—	4,488,835

	$293,409,517	$—	$—	$293,409,517

Derivative financial instruments(a)
Assets
Futures Contracts	$1,743	$—	$—	$1,743
Liabilities
Futures Contracts	(3,931)	—	—	(3,931)

	$(2,188)	$—	$—	$(2,188)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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